Available-for-sale equity securities (Schedule of Available for Sale Equity Securities) (Details) In Thousands, unless otherwise specified	Mar. 31, 2013 USD ($)	Mar. 31, 2013 CNY	Mar. 31, 2012 CNY	Mar. 31, 2013 Cordlife Limited - listed on Australian Securities Exchange [Member] USD ($)	Mar. 31, 2013 Cordlife Limited - listed on Australian Securities Exchange [Member] CNY	Mar. 31, 2012 Cordlife Limited - listed on Australian Securities Exchange [Member] CNY	Mar. 31, 2013 Cordlife Group Limited - listed on Singapore Exchange [Member] USD ($)	Mar. 31, 2013 Cordlife Group Limited - listed on Singapore Exchange [Member] CNY	Mar. 31, 2012 Cordlife Group Limited - listed on Singapore Exchange [Member] CNY
Schedule of Available-for-sale Securities [Line Items]
Total listed equity securities, at market	$ 14,234	88,404	98,199	$ 1,334	8,284	8,795	$ 12,900	80,120	89,404